UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JULY 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 80.6%
Agriculture: 7.4%
11,100	Agrium, Inc.	$1,135,086
65,184	Calavo Growers, Inc. **	3,553,180
209,387	Limoneira Co.	4,311,278
		8,999,544
Aircraft & Parts: 2.3%
55,935	B/E Aerospace, Inc.	2,724,594

Apparel Retail: 1.3%
96,119	Performance Sports Group Ltd. *	1,578,274

Commercial Vehicle Component Manufacturers: 0.7%
201,000	Accuride Corp. *	818,070

Diversified Media: 3.5%
127,500	Twenty-First Century Fox, Inc. - Class B	4,273,800

Entertainment Facilities: 3.2%
225,605	SeaWorld Entertainment, Inc.	3,911,991

Financial Services: 7.6%
132,100	The Bank of New York Mellon Corp. **	5,733,140
35,000	MasterCard, Inc. - Class A	3,409,000
		9,142,140
Food & Beverage: 5.3%
45,049	Anheuser-Busch InBev NV - ADR	5,385,608
15,000	Molson Coors Brewing Co. - Class B **	1,067,100
		6,452,708
Food Services: 2.1%
80,200	Aramark	2,551,964

Industrial Conglomerates: 2.2%
100,000	General Electric Co.	2,610,000

Integrated Oil & Gas: 1.3%
22,900	Occidental Petroleum Corp.	1,607,580

Internet Software & Services: 3.5%
6,426	Google, Inc. - Class A *	4,225,095

Investment Banking & Brokerage: 3.8%
40,000	The Charles Schwab Corp.	1,395,200
111,786	E*TRADE Financial Corp. *	3,176,958
		4,572,158

Life & Health Insurance: 2.2%
47,436	MetLife, Inc.	2,644,083

Mortgage Insurance: 4.2%
458,918	MGIC Investment Corp. *,**	5,080,222

Oil & Gas Exploration & Production: 0.9%
14,800	Anadarko Petroleum Corp.	1,100,380

Packaged Foods & Meats: 8.1%
16,000	Lancaster Colony Corp.	1,491,360
74,131	Mondelez International, Inc. - Class A	3,345,532
151,694	Snyder's-Lance, Inc.	4,933,089
		9,769,981
Professional Services: 3.9%
142,973	H&R Block, Inc.	4,759,571

Property & Casualty Insurance: 2.1%
150,000	Old Republic International Corp. **	2,509,500

Regional Banks: 6.8%
74,230	Metro Bancorp, Inc.	1,816,408
318,707	Seacoast Banking Corp. of Florida *,**	4,764,670
78,732	State Bank Financial Corp.	1,594,323
		8,175,401
Specialty Chemicals: 5.3%
32,096	Ashland, Inc.	3,669,215
29,386	E.I. du Pont de Nemours & Co.	1,638,563
11,100	Monsanto Co.	1,130,979
		6,438,757
Transportation & Logistics: 0.9%
15,000	Kirby Corp. *	1,086,150

Utilities: 2.0%
46,500	American Water Works Co., Inc.	2,413,815
TOTAL COMMON STOCKS
(Cost $91,941,140)		97,445,778

REAL ESTATE INVESTMENT TRUSTS: 2.5%
191,400	NorthStar Realty Finance Corp.	3,062,400
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,409,004)		3,062,400

Principal		Fair Value
CORPORATE BONDS: 0.4%
Commercial Vehicle Component Manufacturers: 0.4%
$500,000	Accuride Corp.
	9.500%, 8/1/2018 **	511,250
TOTAL CORPORATE BONDS
(Cost $509,525)		511,250

CONVERTIBLE BONDS: 0.2%
Mortgage Insurance: 0.2%
$200,000	MGIC Investment Corp.
9.000%, 4/1/2063 (Acquired 01/03/2014 through 04/03/2014, Cost $235,154) ^,**	258,500
TOTAL CONVERTIBLE BONDS
(Cost $235,154)	258,500

Shares	Fair Value
INVESTMENT COMPANIES: 0.9%
10,000	SPDR Gold Shares *	1,049,300
TOTAL INVESTMENT COMPANIES
(Cost $1,159,543)	1,049,300

OTHER SECURITIES: 3.1%
Miscellaneous Call and Put Options: 3.1%	3,725,977
TOTAL OTHER SECURITIES
(Cost $4,581,313)	3,725,977

TOTAL INVESTMENTS IN SECURITIES: 87.7%
(Cost $101,835,679)	106,053,205
Other Assets in Excess of Liabilities: 12.3% **	14,878,669
TOTAL NET ASSETS: 100.0%	$120,931,874

Percentages are stated as a percent of net assets.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At July 31, 2015, the value of these securities amounted to $258,500 or 0.2% of net assets.

*	Non-income producing security.
**	All or a portion of the shares have been committed as collateral for open securities sold short.
ADR	American Depositary Receipt

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JULY 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 40.5%
Apparel, Accessories & Luxury Goods: 1.7%
32,000	lululemon athletica, Inc.	$2,011,520

Automobile Manufacturers: 0.4%
2,000	Tesla Motors, Inc.	532,300

Automotive Parts: 2.6%
38,601	Gentherm, Inc.	1,942,788
11,000	Lear Corp.	1,144,770
		3,087,558
Computer Hardware: 1.4%
60,000	Intel Corp.	1,737,000

Construction & Engineering: 0.8%
15,500	Dycom Industries, Inc.	1,023,930

Construction & Farm Machinery & Heavy Trucks: 1.6%
25,000	Caterpillar, Inc.	1,965,750

Consumer Finance: 0.6%
35,000	The Western Union Co.	708,400

Education Services: 1.0%
120,000	Bridgepoint Education, Inc.	1,130,400

Entertainment Facilities: 0.1%
4,000	Cinemark Holdings, Inc.	157,840

Financial Services: 1.0%
26,100	Financial Engines, Inc.	1,196,946

Health Care Technology: 2.2%
10,000	athenahealth, Inc.	1,399,600
17,000	Cerner Corp.	1,219,240
		2,618,840
Homefurnishing Retail: 0.9%
11,000	Restoration Hardware Holdings, Inc.	1,116,060

Hotel & Motel Lodging: 0.7%
42,000	La Quinta Holdings, Inc.	891,240

Industrial Products & Materials: 0.9%
5,000	WW Grainger, Inc.	1,143,550

Internet Software & Services: 1.4%
4,500	LinkedIn Corp. - Class A	914,670
9,000	Zillow Group, Inc. - Class A	733,500
		1,648,170

Investment Banking & Brokerage: 2.6%
56,600	Stifel Financial Corp.	3,110,170

Investment Management: 3.1%
37,000	Franklin Resources, Inc.	1,685,350
35,000	Janus Capital Group, Inc.	573,300
60,000	Santander Consumer USA Holdings, Inc.	1,450,800
		3,709,450
Life & Health Insurance: 0.6%
40,000	China Life Insurance Co. Ltd. - ADR	738,800

Medical Equipment: 1.8%
35,500	Align Technology, Inc.	2,225,850

Packaged Foods & Meats: 1.2%
65,000	Flowers Foods, Inc.	1,407,900

Research & Consulting Services: 3.3%
35,000	The Advisory Board Co.	2,096,500
45,000	FTI Consulting, Inc.	1,841,400
		3,937,900
Restaurants: 7.2%
24,000	Brinker International, Inc.	1,437,600
27,000	The Cheesecake Factory, Inc.	1,558,980
36,000	Dave & Buster's Entertainment, Inc.	1,396,800
21,500	Dunkin' Brands Group, Inc.	1,158,635
17,800	Papa John's International, Inc.	1,344,968
47,000	Texas Roadhouse, Inc.	1,851,330
		8,748,313
Semiconductors: 0.9%
11,000	Skyworks Solutions, Inc.	1,052,370

Transportation & Logistics: 2.5%
25,000	C.H. Robinson Worldwide, Inc.	1,753,750
29,000	XPO Logistics, Inc.	1,257,150
		3,010,900
TOTAL COMMON STOCKS
(Proceeds $48,885,587)		48,911,157

REAL ESTATE INVESTMENT TRUSTS: 0.9%
6,000	Simon Property Group, Inc.	1,123,320
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $1,198,338)		1,123,320

Total Securities Sold Short (Proceeds $50,083,925): 41.4%		$50,034,477

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows+:

Cost of investments				$101,836,684
Gross unrealized appreciation				8,641,880
Gross unrealized depreciation				(4,425,359)
Net unrealized appreciation				$4,216,521

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at July 31, 2015 (Unaudited)
The Otter Creek Long/Short Opportunity Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$97,445,778	$-	$-	$97,445,778
Real Estate Investment Trusts	3,062,400	-	-	3,062,400
Corporate Bonds	-	511,250	-	511,250
Convertible Bonds	-	258,500	-	258,500
Investment Companies	1,049,300	-	-	1,049,300
Other Securities	-	3,725,977	-	3,725,977
Total Investments in Securities	$101,557,478	$4,495,727	$-	$106,053,205

Securities sold short at fair value
Common Stocks	$48,911,157	$-	$-	$48,911,157
Real Estate Investment Trusts	1,123,320	-	-	1,123,320
Total securities sold short	$50,034,477	$-	$-	$50,034,477

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended July 31, 2015.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The following table presents the fair value of derivative instruments, held long or sold short by the Fund at July 31, 2015:
					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain/(Loss) on
Instruments	Assets	Liabilities	Assets	Liabilities	Open Positions
Equity Options Contracts	$3,725,977	$-	$-	$-	$(855,336)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date                9/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date                9/28/2015

By (Signature and Title)              /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date                9/29/2015